Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2019
Share Based Payment [Abstract]
Schedule of assumptions used to value the company's stock options grants

For the years ended June 30, 2019
Expected volatility	47%
Risk-free interest rate	3.06%
Exercise multiples	2.2~2.8
Expected dividend yield	0%
Forfeited rates	5~10%
Fair market value per common share	$5.80

Schedule of stock options activities

	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding as of July 1, 2018	-
Granted	306,967	$5.25	$3.00
Exercised	-
Forfeited or expired	(12,560)	$5.25	$2.87
Outstanding as of June 30, 2019	294,407	$5.25	$3.01	9.4 years	117,763
Outstanding and exercisable as of June 30, 2019	-				-
Vested and expected to vest as of June 30, 2019	276,447	$5.25	$3.02	9.4 years	110,579

Schedule of RSU activities
	Number of Shares	Weighted-Average Grant Date Fair Value

Outstanding as of July 1, 2018	-	-
Granted	683,469	$12.11
Vested	(223,821)	$12.22
Outstanding as of June 30, 2019	459,648	$12.06